Schedule IV - Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2024
Schedule IV - Mortgage Loans on Real Estate
Schedule IV - Mortgage Loans on Real Estate

Description	Interest Rate	Final Maturity Date	Periodic Payment Terms	Final Payment Terms	Prior Liens	Outstanding face amount of mortgages (c)	Carrying amount of mortgages (c)
First mortgage loans:
Two movie theater properties located in North Carolina (a)	8.35%	(b)	Interest only	Balloon of $9.7 million	None	$9,723	$9,705
One restaurant property located in Montana (a)	9.57%	11/1/2036	Principal & Interest	Balloon of $2.1 million	None	2,351	2,352
Two restaurant properties located in Alabama (a)	7.50%	2/28/2055	Principal & Interest	Fully amortizing	None	3,505	3,570
Four restaurant properties located in Indiana	7.50%	12/31/2055	Principal & Interest	Fully amortizing	None	3,079	3,073
Three restaurant properties located in Ohio	8.79%	12/31/2055	Principal & Interest	Fully amortizing	None	2,957	2,973
One athletic club in Chicago, IL (a)	7.60%	1/31/2056	Principal & Interest	Fully amortizing	None	14,840	15,174
Leasehold interest in an amusement park property located in Ontario, Canada (a)	11.00%	8/1/2066	Principal & Interest	Fully amortizing	None	24,710	24,433
Six manufacturing properties in Illinois, Michigan, Oklahoma, and Texas	7.73%	10/1/2043	Principal & Interest	Balloon of $22.2 million	None	32,314	31,998
One manufacturing property in New Jersey	10.56%	11/1/2048	Principal & Interest	Balloon of $27.5 million	None	29,940	29,691
Specialized Improvements within twelve properties in Iowa, Illinois, Indiana, Kansas, Missouri, Nebraska	9.00%	11/30/2044	Principal & Interest	Balloon of $5.1 million	None	10,686	10,608
One rehabilitation property located in California	8.75%	1/1/2040	Principal & Interest	Balloon of $39.1 million	None	41,244	41,375
Three manufacturing properties in Kansas, Washington, Canada	8.75%	12/31/2039	Principal & Interest	Balloon of $53.0 million	None	56,187	56,014

						$231,536	$230,966

The following shows changes in the carrying amounts of mortgage loans receivable during the year ended December 31, 2024, for the period from February 3, 2023 through December 31, 2023, for the period from January 1, 2023 through February 2, 2023 and for the year ended December 31, 2022 (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Balance, beginning of period	$124,783	$359,124	$342,420	$342,317
Additions:
New and additions to mortgage loans	109,518	92,699	7,703	68,912
Other: Capitalized loan origination costs	593	220	—	85
Deductions:
Collections of principal (d)	(753)	(26,489)	—	(69,279)
Sale of loans to related party	—	(299,142)	—	—
Other: Amortization of premiums on notes receivable	(22)	(619)	—	—
Other: (Provisions for) reduction in loan losses	(826)	(1,006)	—	503
Other: Amortization of loan origination costs	(5)	(4)	(5)	(118)
Other: Non-cash principal reduction	(2,322)	—	—	—

Balance, end of period	$230,966	$124,783	$350,118	$342,420

(a)	Loan was on nonaccrual status as of December 31, 2024.
(b)	Loan matured prior to December 31, 2024 and the Company has been in negotiations with the borrower regarding a resolution.
(c)	The aggregate cost for federal income tax purposes is $232.8 million.
(d)
For the year ended December 31, 2022, collections of principal include non-cash
principal collections aggregating $8.9 million, related to loans receivable transactions in which the Company acquired the underlying mortgaged property.